Recently issued accounting standards	12 Months Ended
Dec. 31, 2025
Accounting Changes and Error Corrections [Abstract]
Recently issued accounting standards	Recently issued accounting standards
Adoption of new accounting standards

In December 2023, the FASB issued ASU 2023-09 (Topic 740 Income Taxes): Improvements to Income Tax Disclosures requiring annual disclosure of (1) specific categories in the rate reconciliation; and (2) additional information for reconciling items if the effect of those reconciling items is equal to or greater than 5% of the resulting amount by multiplying pretax income (or loss) by the applicable statutory income tax rate. An entity is also required to provide the nature, effect and underlying causes of the reconciling items, and the judgment used in categorizing them, if not otherwise evident.

ASU 2023-09 became effective for fiscal year ended December 31, 2025. The amendments did not impact the Company’s financial statement disclosures as income tax related accounts and disclosures are immaterial to the financial statements. Management will continue to monitor the Company’s tax position and will provide the required disclosures in future periods if income tax expense or related reconciling items become material.

Accounting pronouncements that have been issued but not yet adopted

The following table provides a brief description of other recent accounting standards that have been issued but not yet adopted as of December 31, 2025:

Standard	Description	Date of adoption	Expected Effect on our Consolidated Financial Statements or Other Significant Matters
ASU 2024-03 Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40)
The amendments require disclosure, in the notes to the financial statements of specified information about certain costs and expenses. The amendments require that at each interim and annual reporting period, an entity disclose the amount of:
(a) purchase of inventory;
(b) employee compensation;
(c) depreciation;
(d) intangible asset amortization; and
(e) depreciation, depletion, and amortization recognized as part of oil and gas producing activities.

The amendment also requires disclosure of the qualitative description of the amounts remaining in the relevant expense captions that are not separately disaggregated quantitatively. In addition, disclosure of the entity’s definition of selling expenses and its total amount are required.
		January 1, 2027	Under evaluation
ASU 2025-01 Income Statement - Reporting comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date	The amendment in this Update amends the effective
date of Update 2024-03 to clarify that all public
business entities are required to adopt the guidance in
annual reporting periods beginning after December 15,
2026, and interim periods within annual reporting
	periods beginning after December 15, 2027.	January 1, 2027	Under evaluation
ASU 2025-03 Business Combinations (Topic 805) and Consolidation (Topic 810): Determining the Accounting Acquirer in the Acquisition of a Variable Interest Entity	The amendments in this Update require an entity
involved in an acquisition transaction effected primarily
by exchanging equity interests when the legal acquiree
is a variable interest entity that meets the definition of a business to consider the factors in paragraphs
805-10-55-12 through 55-15 to determine which entity
is the accounting acquirer. Entities are required to
adopt the Update in annual reporting periods beginning
after December 15, 2026 and interim reporting periods
	within those annual reporting periods.	January 1, 2027	Under evaluation
ASU 2025-05 Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets	The amendments in this Update provide all entities with
a practical expedient when estimating expected credit
losses for current accounts receivable and current
contract assets arising from transaction accounted for
under Topic 606. The practical expedient assumes that
current conditions as of the balance sheet date do not
	change for the remaining life of the asset.	January 1, 2026	Under evaluation
ASU 2025-11 Interim Reporting (Topic 270): Narrow-Scope Improvements	The amendments in this update provide clarity about current requirements, the types of interim reporting, and the form and content of interim financial statements in accordance with GAAP.

	The amendments also include a disclosure principle that requires entities to disclose events since the end of the last annual reporting period that have a material impact on the entity.	January 1, 2028	Under evaluation
ASU 2025-12 Codification Improvements	The amendments represent changes to the Codification that clarify, correct errors, or make minor improvements to make the Codification easier to understand and apply.	January 1, 2027	Under evaluation

The FASB have issued further updates not included above. We do not currently expect any of these updates to have a material impact on our Audited Consolidated Financial Statements and related disclosures either on transition or in future periods.